Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Janus Aspen Series
Entity Central Index Key	0000906185
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000028717 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Balanced Portfolio
Class Name	Institutional Shares
Trading Symbol	JABLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Balanced Portfolio Institutional Shares returned 15.43%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 25.02% and 1.25%, respectively. Its additional benchmark, the Balanced Index, returned 14.45%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation performed in line with the S&P 500® Index. Relative returns benefited from an overweight position in NVIDIA. The data center infrastructure provider reported strong revenue and earnings growth, fueled by soaring demand for its graphics processing units that are integral to the deployment of generative artificial intelligence (AI). NVIDIA's management team signaled a very strong outlook for 2025 and beyond. American Express, another contributor, reported strong profits growth and guidance, reflecting disciplined expense management and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven by an overweight allocation to credit spread risk as spread sectors broadly outperformed on the back of relatively healthy economic data and positive investor sentiment. Security selection within investment-grade corporates also contributed.
TOP DETRACTORS FROM PERFORMANCE
Within equities, Nike detracted relative to the S&P 500 Index. The footwear company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Lam Research, another detractor, manufactures etching and deposition equipment used in semiconductor production. Investors were concerned about Lam’s business outlook because of a pullback in industry capital spending, a less favorable business mix in China, and increased company research and development costs. In the fixed income allocation, yield curve positioning detracted relative to the Bloomberg U.S. Aggregate Bond Index; the Portfolio’s overweight allocation to duration weighed on results as Treasury yields rose due to expectations for higher inflation under the incoming administration and the Federal Reserve's more hawkish tone at its December meeting. Security selection within agency mortgage-backed securities also hindered results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)	15.43%	8.33%	8.66%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Balanced Index	14.45%	8.04%	7.99%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 9,095,000,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 49,100,000
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$9,095M
Number of portfolio holdings	774
Total investment advisory fee paid	$49.1M
Portfolio turnover rate	83%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.5
NVIDIA Corp	5.4
Apple Inc	4.0
Amazon.com Inc	3.1
Alphabet Inc - Class C	2.8
Asset Allocation (% of net assets)
Common Stocks	63.0
Corporate Bonds	10.9
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	9.1
United States Treasury Notes/Bonds	4.4
Investment Companies	2.4
Bank Loans and Mezzanine Loans	0.6
Other	(1.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.5
NVIDIA Corp	5.4
Apple Inc	4.0
Amazon.com Inc	3.1
Alphabet Inc - Class C	2.8

C000028716 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Balanced Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Service Shares)	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Balanced Portfolio Service Shares returned 15.15%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 25.02% and 1.25%, respectively. Its additional benchmark, the Balanced Index, returned 14.45%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation performed in line with the S&P 500® Index. Relative returns benefited from an overweight position in NVIDIA. The data center infrastructure provider reported strong revenue and earnings growth, fueled by soaring demand for its graphics processing units that are integral to the deployment of generative artificial intelligence (AI). NVIDIA's management team signaled a very strong outlook for 2025 and beyond. American Express, another contributor, reported strong profits growth and guidance, reflecting disciplined expense management and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven by an overweight allocation to credit spread risk as spread sectors broadly outperformed on the back of relatively healthy economic data and positive investor sentiment. Security selection within investment-grade corporates also contributed.
TOP DETRACTORS FROM PERFORMANCE
Within equities, Nike detracted relative to the S&P 500 Index. The footwear company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Lam Research, another detractor, manufactures etching and deposition equipment used in semiconductor production. Investors were concerned about Lam’s business outlook because of a pullback in industry capital spending, a less favorable business mix in China, and increased company research and development costs. In the fixed income allocation, yield curve positioning detracted relative to the Bloomberg U.S. Aggregate Bond Index; the Portfolio’s overweight allocation to duration weighed on results as Treasury yields rose due to expectations for higher inflation under the incoming administration and the Federal Reserve's more hawkish tone at its December meeting. Security selection within agency mortgage-backed securities also hindered results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Balanced Portfolio (Service Shares)	15.15%	8.06%	8.40%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Balanced Index	14.45%	8.04%	7.99%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 9,095,000,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 49,100,000
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$9,095M
Number of portfolio holdings	774
Total investment advisory fee paid	$49.1M
Portfolio turnover rate	83%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.5
NVIDIA Corp	5.4
Apple Inc	4.0
Amazon.com Inc	3.1
Alphabet Inc - Class C	2.8
Asset Allocation (% of net assets)
Common Stocks	63.0
Corporate Bonds	10.9
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	9.1
United States Treasury Notes/Bonds	4.4
Investment Companies	2.4
Bank Loans and Mezzanine Loans	0.6
Other	(1.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.5
NVIDIA Corp	5.4
Apple Inc	4.0
Amazon.com Inc	3.1
Alphabet Inc - Class C	2.8

C000028719 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Research Portfolio
Class Name	Institutional Shares
Trading Symbol	JAGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)	$79	0.67%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Research Portfolio Institutional Shares returned 35.31%. Its broad-based benchmark, the Russell 1000® Index, returned 24.51%. Its performance benchmark, the Russell 1000® Growth Index, returned 33.36%. Its additional benchmark, the S&P 500® Index, returned 25.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the information technology sector contributed relative to the Russell 1000 Growth Index. NVIDIA was a top sector contributor. The data center infrastructure provider reported strong revenue and earnings growth, fueled by soaring demand for its graphics processing units that are integral to the deployment of generative artificial intelligence (AI). NVIDIA's management team signaled a very strong outlook for 2025 and beyond, as it has seen indications of accelerating demand from a diverse and growing array of customers, including data centers and cloud service providers. Meta was another top performer, supported by its strong earnings performance, positive guidance, and excitement over its AI initiatives.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary sector detracted relative to the Russell 1000 Growth Index. Among individual holdings, CoStar Group was a prominent relative detractor. CoStar provides real estate information and analytics to the residential and commercial property markets. Higher interest rates pressured CoStar’s core commercial real estate business in the first half of the year and again in the fourth quarter. CoStar also missed its revenue targets for the third quarter, and bookings were weaker than expected. We exited the position. Energy drink company Monster Beverage was another detractor. The company faced earnings headwinds as slow sales trends raised concerns over a shift in consumer tastes away from sugary energy drinks. We trimmed the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)	35.31%	16.79%	14.53%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 732,000,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$732M
Number of portfolio holdings	89
Total investment advisory fee paid	$3.8M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.5
Microsoft Corp	11.1
Apple Inc	7.5
Amazon.com Inc	6.7
Meta Platforms Inc - Class A	6.3
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Investment Companies	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.5
Microsoft Corp	11.1
Apple Inc	7.5
Amazon.com Inc	6.7
Meta Platforms Inc - Class A	6.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Strategies [Text Block]	Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000028718 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Research Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Service Shares)	$108	0.92%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Research Portfolio Service Shares returned 34.96%. Its broad-based benchmark, the Russell 1000® Index, returned 24.51%. Its performance benchmark, the Russell 1000® Growth Index, returned 33.36%. Its additional benchmark, the S&P 500® Index, returned 25.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the information technology sector contributed relative to the Russell 1000 Growth Index. NVIDIA was a top sector contributor. The data center infrastructure provider reported strong revenue and earnings growth, fueled by soaring demand for its graphics processing units that are integral to the deployment of generative artificial intelligence (AI). NVIDIA's management team signaled a very strong outlook for 2025 and beyond, as it has seen indications of accelerating demand from a diverse and growing array of customers, including data centers and cloud service providers. Meta was another top performer, supported by its strong earnings performance, positive guidance, and excitement over its AI initiatives.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary sector detracted relative to the Russell 1000 Growth Index. Among individual holdings, CoStar Group was a prominent relative detractor. CoStar provides real estate information and analytics to the residential and commercial property markets. Higher interest rates pressured CoStar’s core commercial real estate business in the first half of the year and again in the fourth quarter. CoStar also missed its revenue targets for the third quarter, and bookings were weaker than expected. We exited the position. Energy drink company Monster Beverage was another detractor. The company faced earnings headwinds as slow sales trends raised concerns over a shift in consumer tastes away from sugary energy drinks. We trimmed the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Research Portfolio (Service Shares)	34.96%	16.49%	14.25%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 732,000,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$732M
Number of portfolio holdings	89
Total investment advisory fee paid	$3.8M
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.5
Microsoft Corp	11.1
Apple Inc	7.5
Amazon.com Inc	6.7
Meta Platforms Inc - Class A	6.3
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Investment Companies	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.5
Microsoft Corp	11.1
Apple Inc	7.5
Amazon.com Inc	6.7
Meta Platforms Inc - Class A	6.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Strategies [Text Block]	Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000028721 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Enterprise Portfolio
Class Name	Institutional Shares
Trading Symbol	JAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Enterprise Portfolio Institutional Shares returned 15.61%. Its broad-based benchmark, the Russell 3000® Index, returned 23.81%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.10%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in healthcare lifted performance relative to the Russell Midcap Growth Index. Among individual holdings, GoDaddy was a top relative contributor. The website domain registration company has augmented its earnings growth through sales of higher-margin services such as website design and digital payments. GoDaddy migrated to a new platform that incorporates artificial intelligence (AI). This enabled the company to sell more comprehensive packages of services, resulting in accelerating revenue growth and higher margins. Flex, another contributor, provides outsourced contract design and engineering services. It delivered higher profit margins by focusing on growing end markets such as healthcare and alternative energy. It also manufactures computer server racks used by data centers retooling to support AI workloads.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology sector detracted relative to the Russell Midcap Growth Index, as the Portfolio lacked exposure to several outperforming stocks we believed carried elevated risk. Among portfolio holdings, Teleflex detracted on a relative basis. The medical device maker delivered disappointing earnings growth because of slower sales of its core product UroLift. Teleflex also lost a key customer for its outsourced manufacturing business. We remain invested in Teleflex because of our confidence in its management team and innovative product portfolio. ON Semiconductor was another relative detractor. The company faced weakness in a key end market due to slowing electric vehicle sales. We continued to see long-term potential for the company given its competitive positioning.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)	15.61%	9.88%	12.40%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 1,756,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 10,700,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,756M
Number of portfolio holdings	81
Total investment advisory fee paid	$10.7M
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
GoDaddy Inc	4.3
SS&C Technologies Holdings Inc	3.2
Boston Scientific Corp	3.1
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.0
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
GoDaddy Inc	4.3
SS&C Technologies Holdings Inc	3.2
Boston Scientific Corp	3.1
Intact Financial Corp	2.8

C000028720 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Enterprise Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Service Shares)	$104	0.97%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Enterprise Portfolio Service Shares returned 15.32%. Its broad-based benchmark, the Russell 3000® Index, returned 23.81%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.10%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in healthcare lifted performance relative to the Russell Midcap Growth Index. Among individual holdings, GoDaddy was a top relative contributor. The website domain registration company has augmented its earnings growth through sales of higher-margin services such as website design and digital payments. GoDaddy migrated to a new platform that incorporates artificial intelligence (AI). This enabled the company to sell more comprehensive packages of services, resulting in accelerating revenue growth and higher margins. Flex, another contributor, provides outsourced contract design and engineering services. It delivered higher profit margins by focusing on growing end markets such as healthcare and alternative energy. It also manufactures computer server racks used by data centers retooling to support AI workloads.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology sector detracted relative to the Russell Midcap Growth Index, as the Portfolio lacked exposure to several outperforming stocks we believed carried elevated risk. Among portfolio holdings, Teleflex detracted on a relative basis. The medical device maker delivered disappointing earnings growth because of slower sales of its core product UroLift. Teleflex also lost a key customer for its outsourced manufacturing business. We remain invested in Teleflex because of our confidence in its management team and innovative product portfolio. ON Semiconductor was another relative detractor. The company faced weakness in a key end market due to slowing electric vehicle sales. We continued to see long-term potential for the company given its competitive positioning.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Enterprise Portfolio (Service Shares)	15.32%	9.61%	12.12%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 1,756,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 10,700,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,756M
Number of portfolio holdings	81
Total investment advisory fee paid	$10.7M
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
GoDaddy Inc	4.3
SS&C Technologies Holdings Inc	3.2
Boston Scientific Corp	3.1
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.0
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
GoDaddy Inc	4.3
SS&C Technologies Holdings Inc	3.2
Boston Scientific Corp	3.1
Intact Financial Corp	2.8

C000028723 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Mid Cap Value Portfolio
Class Name	Institutional Shares
Trading Symbol	JAMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Mid Cap Value Portfolio Institutional Shares returned 13.11%. Its broad-based benchmark, the Russell 3000® Index, returned 23.81%. Its performance benchmark, the Russell Midcap® Value Index, returned 13.07%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the communication services and financials sectors contributed relative to the Russell Midcap Value Index. Among individual holdings, Entergy was a top relative contributor. This integrated power supplier delivered better-than-expected earnings growth and indicated increased electricity demand from data centers to meet the needs of artificial intelligence (AI). Casey’s General Stores, another contributor, owns an expanding network of gas stations and convenience stores. It reported strong earnings growth, supported by higher gasoline and convenience store sales, as well as margin improvement. Globus Medical was another top contributor, as the medical device maker started to capture the synergies from its acquisition of device maker NuVasive.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the industrials sector detracted relative to the Russell Midcap Value Index. Processing equipment manufacturer Hillenbrand was a notable sector detractor after reporting disappointing top- and bottom-line results. We exited the position on near-term uncertainty and concerns over the quality of the company’s balance sheet. Elsewhere in the Portfolio, Globe Life was a prominent detractor. Shares of this insurer fell after a short seller questioned its life insurance sales practices. After we learned regulators were investigating these claims, we saw heightened risk for the core business and quickly eliminated the position. Energy holding HF Sinclair also detracted, due in part to uncertainty over margins in the refining market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)	13.11%	7.14%	7.60%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 117,000,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$117M
Number of portfolio holdings	74
Total investment advisory fee paid	$0.9M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	2.9
Chesapeake Energy Corp	2.9
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.6
Fox Corp - Class B	2.3
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.9
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Entergy Corp	2.9
Chesapeake Energy Corp	2.9
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.6
Fox Corp - Class B	2.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell Midcap® Value Index

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell Midcap® Value Index

C000028722 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Mid Cap Value Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)	$126	1.18%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Mid Cap Value Portfolio Service Shares returned 12.80%. Its broad-based benchmark, the Russell 3000® Index, returned 23.81%. Its performance benchmark, the Russell Midcap® Value Index, returned 13.07%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the communication services and financials sectors contributed relative to the Russell Midcap Value Index. Among individual holdings, Entergy was a top relative contributor. This integrated power supplier delivered better-than-expected earnings growth and indicated increased electricity demand from data centers to meet the needs of artificial intelligence (AI). Casey’s General Stores, another contributor, owns an expanding network of gas stations and convenience stores. It reported strong earnings growth, supported by higher gasoline and convenience store sales, as well as margin improvement. Globus Medical was another top contributor, as the medical device maker started to capture the synergies from its acquisition of device maker NuVasive.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the industrials sector detracted relative to the Russell Midcap Value Index. Processing equipment manufacturer Hillenbrand was a notable sector detractor after reporting disappointing top- and bottom-line results. We exited the position on near-term uncertainty and concerns over the quality of the company’s balance sheet. Elsewhere in the Portfolio, Globe Life was a prominent detractor. Shares of this insurer fell after a short seller questioned its life insurance sales practices. After we learned regulators were investigating these claims, we saw heightened risk for the core business and quickly eliminated the position. Energy holding HF Sinclair also detracted, due in part to uncertainty over margins in the refining market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)	12.80%	6.86%	7.33%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 117,000,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$117M
Number of portfolio holdings	74
Total investment advisory fee paid	$0.9M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	2.9
Chesapeake Energy Corp	2.9
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.6
Fox Corp - Class B	2.3
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.9
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Entergy Corp	2.9
Chesapeake Energy Corp	2.9
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.6
Fox Corp - Class B	2.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell Midcap® Value Index

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell Midcap® Value Index

C000028730 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Research Portfolio
Class Name	Institutional Shares
Trading Symbol	JAWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)	$80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Global Research Portfolio Institutional Shares returned 23.58%. Its broad-based benchmark, the MSCI World IndexSM, returned 18.67%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.49%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities sector lifted performance relative to the MSCI World Index, aided by a position in Vistra Energy. The U.S. independent power producer delivered strong earnings growth, fueled in part by surging demand for electricity to power artificial intelligence (AI) and data centers. The company raised its full-year guidance and issued a strong outlook for 2025. NVIDIA was another relative contributor. The information technology company reported strong revenue and earnings growth, fueled by soaring demand for its graphics processing units that are integral to generative AI. NVIDIA's management team signaled a very strong outlook for 2025 and beyond, as it has seen indications of accelerating demand for its products from cloud service providers and Internet companies.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary sector detracted relative to the MSCI World Index. Porsche was a notable individual detractor. The German automaker faced business headwinds as it transitioned to new models, resulting in availability issues and lost sales of some of its most profitable vehicles. Porsche also experienced slower sales because of weaker consumer spending in China. Ferguson Enterprises was another relative detractor. The building products supplier reported weaker-than-expected quarterly results due to weak sales, reduced margins, and increased capital investment. We continued to see long-term opportunity given the company's strong competitive positioning and solid balance sheet.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)	23.58%	12.35%	10.55%
MSCI World IndexSM	18.67%	11.17%	9.95%
MSCI All Country World IndexSM	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 938,000,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,700,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$938M
Number of portfolio holdings	113
Total investment advisory fee paid	$5.7M
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.9
Microsoft Corp	5.3
Alphabet Inc - Class C	4.3
Apple Inc	3.7
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	98.6
Preferred Stocks	0.8
Investment Companies	0.3
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.9
Microsoft Corp	5.3
Alphabet Inc - Class C	4.3
Apple Inc	3.7
Amazon.com Inc	3.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI World IndexSM.

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI World IndexSM.

C000028728 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Research Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Service Shares)	$108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Global Research Portfolio Service Shares returned 23.27%. Its broad-based benchmark, the MSCI World IndexSM, returned 18.67%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.49%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities sector lifted performance relative to the MSCI World Index, aided by a position in Vistra Energy. The U.S. independent power producer delivered strong earnings growth, fueled in part by surging demand for electricity to power artificial intelligence (AI) and data centers. The company raised its full-year guidance and issued a strong outlook for 2025. NVIDIA was another relative contributor. The information technology company reported strong revenue and earnings growth, fueled by soaring demand for its graphics processing units that are integral to generative AI. NVIDIA's management team signaled a very strong outlook for 2025 and beyond, as it has seen indications of accelerating demand for its products from cloud service providers and Internet companies.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary sector detracted relative to the MSCI World Index. Porsche was a notable individual detractor. The German automaker faced business headwinds as it transitioned to new models, resulting in availability issues and lost sales of some of its most profitable vehicles. Porsche also experienced slower sales because of weaker consumer spending in China. Ferguson Enterprises was another relative detractor. The building products supplier reported weaker-than-expected quarterly results due to weak sales, reduced margins, and increased capital investment. We continued to see long-term opportunity given the company's strong competitive positioning and solid balance sheet.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Global Research Portfolio (Service Shares)	23.27%	12.07%	10.27%
MSCI World IndexSM	18.67%	11.17%	9.95%
MSCI All Country World IndexSM	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 938,000,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,700,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$938M
Number of portfolio holdings	113
Total investment advisory fee paid	$5.7M
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.9
Microsoft Corp	5.3
Alphabet Inc - Class C	4.3
Apple Inc	3.7
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	98.6
Preferred Stocks	0.8
Investment Companies	0.3
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.9
Microsoft Corp	5.3
Alphabet Inc - Class C	4.3
Apple Inc	3.7
Amazon.com Inc	3.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI World IndexSM.

Material Fund Change Expenses [Text Block]
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI World IndexSM.

C000028734 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Flexible Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	JAFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Flexible Bond Portfolio Institutional Shares returned 1.96%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 1.25%.
TOP CONTRIBUTORS TO PERFORMANCE
An overweight allocation to credit spread risk contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index, as spread sectors broadly outperformed on the back of relatively healthy economic data and positive investor sentiment, particularly following the outcome of the November election. Security selection within investment-grade corporates was a notable contributor. An underweight allocation to U.S. Treasuries resulted in relative outperformance, as did overweight allocations to commercial mortgage-backed securities, non-agency mortgages, high-yield corporates, asset-backed securities, and collateralized loan obligations. On an industry basis, exposure to banking, brokerages, aerospace, healthcare, and technology contributed.
TOP DETRACTORS FROM PERFORMANCE
Yield curve positioning detracted from returns relative to the Bloomberg U.S. Aggregate Bond Index. The Portfolio’s overweight allocation to duration detracted as Treasury yields rose due to expectations for higher inflation under the incoming administration and the Federal Reserve's more hawkish tone at its December meeting. Security selection within agency mortgage-backed securities further detracted, as did a small cash position. The Portfolio used futures contracts to manage interest rate risk during the period, and the use of futures resulted in relative underperformance. On an industry basis, exposure to wirelines, tobacco, pharmaceuticals, and metals and mining detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)	1.96%	0.34%	1.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 621,000,000
Holdings Count | Holding	657
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	188.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics
Net assets	$621M
Number of portfolio holdings	657
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	188%
Weighted average maturity	6.9 Years
Effective duration	6.5 Years

Holdings [Text Block]
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	29.5
Corporate Bonds	27.7
Mortgage-Backed Securities	23.8
United States Treasury Notes/Bonds	12.6
Investment Companies	5.5
Bank Loans and Mezzanine Loans	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.2)
Ratings Summary (% of net assets)†
AAA	3.0
AA	36.9
A	6.9
BBB	18.3
BB	7.5
B	0.9
Not Rated	24.0
Other	2.5
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028733 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Flexible Bond Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Service Shares)	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Flexible Bond Portfolio Service Shares returned 1.63%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 1.25%.
TOP CONTRIBUTORS TO PERFORMANCE
An overweight allocation to credit spread risk contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index, as spread sectors broadly outperformed on the back of relatively healthy economic data and positive investor sentiment, particularly following the outcome of the November election. Security selection within investment-grade corporates was a notable contributor. An underweight allocation to U.S. Treasuries resulted in relative outperformance, as did overweight allocations to commercial mortgage-backed securities, non-agency mortgages, high-yield corporates, asset-backed securities, and collateralized loan obligations. On an industry basis, exposure to banking, brokerages, aerospace, healthcare, and technology contributed.
TOP DETRACTORS FROM PERFORMANCE
Yield curve positioning detracted from returns relative to the Bloomberg U.S. Aggregate Bond Index. The Portfolio’s overweight allocation to duration detracted as Treasury yields rose due to expectations for higher inflation under the incoming administration and the Federal Reserve's more hawkish tone at its December meeting. Security selection within agency mortgage-backed securities further detracted, as did a small cash position. The Portfolio used futures contracts to manage interest rate risk during the period, and the use of futures resulted in relative underperformance. On an industry basis, exposure to wirelines, tobacco, pharmaceuticals, and metals and mining detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Flexible Bond Portfolio (Service Shares)	1.63%	0.09%	1.35%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 621,000,000
Holdings Count | Holding	657
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	188.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics
Net assets	$621M
Number of portfolio holdings	657
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	188%
Weighted average maturity	6.9 Years
Effective duration	6.5 Years

Holdings [Text Block]
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	29.5
Corporate Bonds	27.7
Mortgage-Backed Securities	23.8
United States Treasury Notes/Bonds	12.6
Investment Companies	5.5
Bank Loans and Mezzanine Loans	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.2)
Ratings Summary (% of net assets)†
AAA	3.0
AA	36.9
A	6.9
BBB	18.3
BB	7.5
B	0.9
Not Rated	24.0
Other	2.5
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028737 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Forty Portfolio
Class Name	Institutional Shares
Trading Symbol	JACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)	$66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Forty Portfolio Institutional Shares returned 28.47%. Its broad-based benchmark, the Russell 1000® Index, returned 24.51%. Its performance benchmark, the Russell 1000® Growth Index, returned 33.36%. Its additional benchmark, the S&P 500® Index, returned 25.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, and particularly from an investment in Howmet Aerospace. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Marvell Technology, another relative contributor, supplies integrated circuits used in data processing units, security solutions, automobiles, and other end markets. Marvell reported strong earnings and guidance, driven in part by increased investments in artificial intelligence (AI). Meta was another top performer, supported by its strong earnings guidance. The company continued to benefit from its cost rationalization program and excitement over its AI initiatives.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology sector detracted relative to the Russell 1000 Growth Index. This was due in part to an underweight position in Broadcom, a strong performer for the Index. This supplier of semiconductor and infrastructure software solutions was a beneficiary of increased industry investment to support AI. An overweight position in Workday also detracted. Workday provides cloud-based applications for finance and human resources. The stock sold off in the first half of 2024 after the company reduced full-year guidance. We exited the position given a challenging environment for software spending. We also sold our position in real estate analytics company CoStar Group, another detractor. Shares declined after CoStar missed its revenue targets and reported weak bookings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)	28.47%	15.40%	15.65%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 1,186,000,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 5,800,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,186M
Number of portfolio holdings	37
Total investment advisory fee paid	$5.8M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.5
NVIDIA Corp	8.8
Amazon.com Inc	8.2
Apple Inc	6.6
Alphabet Inc - Class C	5.5
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.3
Other	(0.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.5
NVIDIA Corp	8.8
Amazon.com Inc	8.2
Apple Inc	6.6
Alphabet Inc - Class C	5.5

C000028736 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Forty Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Service Shares)	$95	0.83%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Forty Portfolio Service Shares returned 28.14%. Its broad-based benchmark, the Russell 1000® Index, returned 24.51%. Its performance benchmark, the Russell 1000® Growth Index, returned 33.36%. Its additional benchmark, the S&P 500® Index, returned 25.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, and particularly from an investment in Howmet Aerospace. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Marvell Technology, another relative contributor, supplies integrated circuits used in data processing units, security solutions, automobiles, and other end markets. Marvell reported strong earnings and guidance, driven in part by increased investments in artificial intelligence (AI). Meta was another top performer, supported by its strong earnings guidance. The company continued to benefit from its cost rationalization program and excitement over its AI initiatives.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology sector detracted relative to the Russell 1000 Growth Index. This was due in part to an underweight position in Broadcom, a strong performer for the Index. This supplier of semiconductor and infrastructure software solutions was a beneficiary of increased industry investment to support AI. An overweight position in Workday also detracted. Workday provides cloud-based applications for finance and human resources. The stock sold off in the first half of 2024 after the company reduced full-year guidance. We exited the position given a challenging environment for software spending. We also sold our position in real estate analytics company CoStar Group, another detractor. Shares declined after CoStar missed its revenue targets and reported weak bookings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Forty Portfolio (Service Shares)	28.14%	15.12%	15.36%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 1,186,000,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 5,800,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,186M
Number of portfolio holdings	37
Total investment advisory fee paid	$5.8M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.5
NVIDIA Corp	8.8
Amazon.com Inc	8.2
Apple Inc	6.6
Alphabet Inc - Class C	5.5
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.3
Other	(0.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.5
NVIDIA Corp	8.8
Amazon.com Inc	8.2
Apple Inc	6.6
Alphabet Inc - Class C	5.5

C000028742 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Technology and Innovation Portfolio
Class Name	Institutional Shares
Trading Symbol	JGLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)	$85	0.73%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Global Technology and Innovation Portfolio Institutional Shares returned 32.10%. Its broad-based benchmark, the S&P 500® Index, returned 25.02%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 31.59%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection lifted performance relative to the MSCI All Country World Information Technology Index. The Portfolio benefited from investments in companies linked to the buildout of artificial intelligence (AI). These included social media company Meta Platforms, a company at the forefront of AI innovation. Taiwan Semiconductor Manufacturing Company (TSMC) was another top contributor. As the world’s leading outsourced chipmaker, TSMC is an integral player in AI deployment within the semiconductor space. TSMC delivered strong revenue growth, reflecting increased sales volumes and a shift to higher-performance, higher-margin components tied to the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the semiconductor and semiconductor equipment industry hindered performance relative to the MSCI All Country World Information Technology Index. In the second half of 2024, multiple semiconductor companies scaled back capital spending plans, reducing demand for the equipment needed to fabricate chips. This negatively impacted stock performance for lithography equipment manufacturer ASML Holding, a notable detractor. The lull in demand for both analog and memory chips was a reminder that, despite the powerful tailwinds of AI, semiconductors can be susceptible to cyclicality. The Portfolio’s relative performance was also dampened by its underweight position in several mega-cap technology stocks, such as graphics chip maker NVIDIA, that outperformed the market due to excitement around AI.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)	32.10%	18.09%	19.34%
S&P 500® Index	25.02%	14.53%	13.10%
MSCI All Country World Information Technology IndexSM	31.59%	20.50%	19.16%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 1,167,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,000,000.0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,167M
Number of portfolio holdings	81
Total investment advisory fee paid	$7.0M
Portfolio turnover rate	35%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.3
Microsoft Corp	9.7
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Apple Inc	5.7
Alphabet Inc - Class C	4.2
Asset Allocation (% of net assets)
Common Stocks	95.6
Investment Companies	3.8
Private Placements	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.3
Microsoft Corp	9.7
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Apple Inc	5.7
Alphabet Inc - Class C	4.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Portfolio has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Material Fund Change Strategies [Text Block]
Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Portfolio has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Material Fund Change Risks Change [Text Block]
Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Portfolio has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

C000028740 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Technology and Innovation Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)	$112	0.97%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares returned 31.76%. Its broad-based benchmark, the S&P 500® Index, returned 25.02%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 31.59%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection lifted performance relative to the MSCI All Country World Information Technology Index. The Portfolio benefited from investments in companies linked to the buildout of artificial intelligence (AI). These included social media company Meta Platforms, a company at the forefront of AI innovation. Taiwan Semiconductor Manufacturing Company (TSMC) was another top contributor. As the world’s leading outsourced chipmaker, TSMC is an integral player in AI deployment within the semiconductor space. TSMC delivered strong revenue growth, reflecting increased sales volumes and a shift to higher-performance, higher-margin components tied to the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the semiconductor and semiconductor equipment industry hindered performance relative to the MSCI All Country World Information Technology Index. In the second half of 2024, multiple semiconductor companies scaled back capital spending plans, reducing demand for the equipment needed to fabricate chips. This negatively impacted stock performance for lithography equipment manufacturer ASML Holding, a notable detractor. The lull in demand for both analog and memory chips was a reminder that, despite the powerful tailwinds of AI, semiconductors can be susceptible to cyclicality. The Portfolio’s relative performance was also dampened by its underweight position in several mega-cap technology stocks, such as graphics chip maker NVIDIA, that outperformed the market due to excitement around AI.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)	31.76%	17.80%	19.06%
S&P 500® Index	25.02%	14.53%	13.10%
MSCI All Country World Information Technology IndexSM	31.59%	20.50%	19.16%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 1,167,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,000,000.0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,167M
Number of portfolio holdings	81
Total investment advisory fee paid	$7.0M
Portfolio turnover rate	35%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.3
Microsoft Corp	9.7
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Apple Inc	5.7
Alphabet Inc - Class C	4.2
Asset Allocation (% of net assets)
Common Stocks	95.6
Investment Companies	3.8
Private Placements	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.3
Microsoft Corp	9.7
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Apple Inc	5.7
Alphabet Inc - Class C	4.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Portfolio has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Material Fund Change Strategies [Text Block]
Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Portfolio has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Material Fund Change Risks Change [Text Block]
Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Portfolio has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

C000028747 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Overseas Portfolio
Class Name	Institutional Shares
Trading Symbol	JAIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Overseas Portfolio Institutional Shares returned 5.84%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 5.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the communication services sector contributed relative to the MSCI All Country World Ex USA. This was due in part to an out-of-benchmark investment in Liberty Media, which owns a controlling interest in motor racing company Formula One Group. Liberty Media’s efforts to build a higher profile for Formula One racing resulted in increased viewership and strong advertising revenues. Taiwan Semiconductor Manufacturing Company (TSMC) was another relative contributor. TSMC is a major fabricator of logic semiconductors, including graphics processing units critical to the deployment of generative artificial intelligence (AI). TSMC built on its market leadership, leading to expanded pricing power, stronger-than-expected earnings, and increased guidance.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI All Country World Ex USA. Sector detractors included UK-based online and sports betting company Entain, which faced headwinds because of regulatory uncertainty and competitive challenges in the U.S. sports betting market. On a positive note, Entain’s sports-betting subsidiary BetMGM started to gain market share in the U.S., supported by an acquisition of a data-driven forecasting business. ICON, another detractor, is a multinational provider of outsourced drug and medical device development and clinical testing services. ICON disappointed investors by reporting weaker-than-expected revenue growth and guidance due to more cautious industry spending on drug development and clinical trials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)	5.84%	7.21%	5.55%
MSCI All Country World ex-USA IndexSM	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 658,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,300,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$658M
Number of portfolio holdings	46
Total investment advisory fee paid	$5.3M
Portfolio turnover rate	39%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Erste Group Bank AG	3.7
BAE Systems PLC	3.6
Teck Resources Ltd	3.4
Asset Allocation (% of net assets)
Common Stocks	96.6
Investment Companies	1.6
Preferred Stocks	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Erste Group Bank AG	3.7
BAE Systems PLC	3.6
Teck Resources Ltd	3.4

C000028745 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Overseas Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Service Shares)	$116	1.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Overseas Portfolio Service Shares returned 5.58%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 5.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the communication services sector contributed relative to the MSCI All Country World Ex USA. This was due in part to an out-of-benchmark investment in Liberty Media, which owns a controlling interest in motor racing company Formula One Group. Liberty Media’s efforts to build a higher profile for Formula One racing resulted in increased viewership and strong advertising revenues. Taiwan Semiconductor Manufacturing Company (TSMC) was another relative contributor. TSMC is a major fabricator of logic semiconductors, including graphics processing units critical to the deployment of generative artificial intelligence (AI). TSMC built on its market leadership, leading to expanded pricing power, stronger-than-expected earnings, and increased guidance.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI All Country World Ex USA. Sector detractors included UK-based online and sports betting company Entain, which faced headwinds because of regulatory uncertainty and competitive challenges in the U.S. sports betting market. On a positive note, Entain’s sports-betting subsidiary BetMGM started to gain market share in the U.S., supported by an acquisition of a data-driven forecasting business. ICON, another detractor, is a multinational provider of outsourced drug and medical device development and clinical testing services. ICON disappointed investors by reporting weaker-than-expected revenue growth and guidance due to more cautious industry spending on drug development and clinical trials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 31, 2014, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Overseas Portfolio (Service Shares)	5.58%	6.95%	5.29%
MSCI All Country World ex-USA IndexSM	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 658,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,300,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$658M
Number of portfolio holdings	46
Total investment advisory fee paid	$5.3M
Portfolio turnover rate	39%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Erste Group Bank AG	3.7
BAE Systems PLC	3.6
Teck Resources Ltd	3.4
Asset Allocation (% of net assets)
Common Stocks	96.6
Investment Companies	1.6
Preferred Stocks	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Erste Group Bank AG	3.7
BAE Systems PLC	3.6
Teck Resources Ltd	3.4

C000233310 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Sustainable Equity Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Global Sustainable Equity Portfolio Service Shares returned 11.01%. Its broad-based benchmark, the MSCI World IndexSM, returned 18.67%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the MSCI World Index, notable individual stock contributors included semiconductor firm NVIDIA and insurer Progressive. NVIDIA posted strong results, and we see the company as being well placed to benefit from continued earnings upgrades. Progressive is one of the largest auto insurance companies in the US. Progressive continued its strong execution, with robust combined ratio metrics and healthy underwriting trends in personal auto. Progressive's superior analytics technology has delivered excellent underwriting results over a long period.
TOP DETRACTORS FROM PERFORMANCE
Stock selection within healthcare was among the primary detractors from returns relative to the MSCI World Index, with healthcare insurer Humana the biggest individual detractor. The company reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, the company suffered a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services. Clinical research organization (CRO), Icon, was another notable detractor. The company’s share price fell sharply in October after the company released its third-quarter results, which were below the guidance previously provided by management. The company’s CEO cited ongoing cautiousness of biotech customers as a primary reason, and although this is expected to persist into 2025, he noted that recent new strategic partnerships had already contributed to investment pipelines.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment January 26, 2022, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)	11.01%	5.52%
MSCI World IndexSM	18.67%	9.48%

Performance Inception Date	Jan. 26, 2022
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 11,000,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$11M
Number of portfolio holdings	58
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	5.0
Schneider Electric SE	3.3
Wabtec Corp	3.1
T-Mobile US Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	96.6
Investment Companies	3.8
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	5.0
Schneider Electric SE	3.3
Wabtec Corp	3.1
T-Mobile US Inc	3.1

C000233309 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Sustainable Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	JHISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Global Sustainable Equity Portfolio Institutional Shares returned 11.06%. Its broad-based benchmark, the MSCI World IndexSM, returned 18.67%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the MSCI World Index, notable individual stock contributors included semiconductor firm NVIDIA and insurer Progressive. NVIDIA posted strong results, and we see the company as being well placed to benefit from continued earnings upgrades. Progressive is one of the largest auto insurance companies in the US. Progressive continued its strong execution, with robust combined ratio metrics and healthy underwriting trends in personal auto. Progressive's superior analytics technology has delivered excellent underwriting results over a long period.
TOP DETRACTORS FROM PERFORMANCE
Stock selection within healthcare was among the primary detractors from returns relative to the MSCI World Index, with healthcare insurer Humana the biggest individual detractor. The company reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, the company suffered a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services. Clinical research organization (CRO), Icon, was another notable detractor. The company’s share price fell sharply in October after the company released its third-quarter results, which were below the guidance previously provided by management. The company’s CEO cited ongoing cautiousness of biotech customers as a primary reason, and although this is expected to persist into 2025, he noted that recent new strategic partnerships had already contributed to investment pipelines.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment January 26, 2022, through December 31, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)	11.06%	5.56%
MSCI World IndexSM	18.67%	9.48%

Performance Inception Date	Jan. 26, 2022
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/VIT for the most recent performance information.
Net Assets	$ 11,000,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$11M
Number of portfolio holdings	58
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	5.0
Schneider Electric SE	3.3
Wabtec Corp	3.1
T-Mobile US Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	96.6
Investment Companies	3.8
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	5.0
Schneider Electric SE	3.3
Wabtec Corp	3.1
T-Mobile US Inc	3.1